FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

15.   FAIR VALUE MEASUREMENT

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

15.  FAIR VALUE MEASUREMENT (Continued)

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (i) market approach; (ii) income approach; and (iii) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Measured on Recurring Basis

That Group’s financial instruments measured at fair value on a recurring basis are cash, restricted cash, short-term investments , time deposits, equity securities with readily determinable fair value, available-for-sale debt securities, receivables and payables, convertible senior notes and zero-strike call options.

As of December 31, 2019 and 2020, the carrying values of cash, restricted cash, accounts receivable and payables approximated their estimated fair values due to the short-term maturities of these instruments. Time deposits are categorized as Level 1 under the fair value hierarchy and the carrying values approximated their estimated fair values because such deposits bear market interest rates. Short-term investments in investment products are categorized as Level 2 under the fair value hierarchy and their fair values are based on quoted prices or other observable inputs in active markets.

Equity securities with readily determinable fair value are classified within Level 1 and include listed equity securities valued using quoted market prices that are currently available on the Hong Kong Stock Exchange. The fair value is measured at each balance sheet date and changes in fair value are reflected in the consolidated statements of operations and comprehensive income.

The Group reports available-for-sale debt securities at fair value at each balance sheet date and changes in fair value are reflected in the consolidated statements of operations and comprehensive income. Fair value of the available-for-sale debt securities is measured using Level 3 inputs within the fair value hierarchy. In determining the fair value, the Group utilizes a market approach, which requires management to use unobservable inputs such as the probabilities of various exit scenarios to the investment, time to exit events and the expected share volatility based on volatilities of selected peer companies. These unobservable inputs and resulting fair value estimates may be affected by unexpected changes in future market or economic conditions.

The Company measured the convertible senior notes at fair value on a recurring basis until their maturity on April 15, 2019. The Company reported the convertible senior notes at fair value at each balance sheet date and changes in fair value were reflected in the consolidated statements of operations and comprehensive income. Fair value of the convertible senior notes was measured using Level 1 inputs within the fair value hierarchy as they were based on quoted market prices that were available on a dealer market. See Note 13.

15.  FAIR VALUE MEASUREMENT (Continued)

The following tables summarize the Group’s assets that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy for the periods indicated:

		As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments in time deposits	7,095,686	—	—	7,095,686
Short-term investments in investment products	—	550,000	—	550,000
Listed equity securities	159,148	—	—	159,148
Available-for-sale debt securities	—	—	448,776	448,776

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments in time deposits	7,469,213	—	—	7,469,213
Non-current time deposits	719,189	—	—	719,189
Listed equity securities	158,145	—	—	158,145
Available-for-sale debt securities	—	—	479,952	479,952

The following table provides information about Level 1 fair value measurement of listed equity securities for the period indicated:

RMB
Initial recognition	201,558
Unrealized loss	(42,410)
Balance at December 31, 2019	159,148
Unrealized loss	(1,003)
Balance at December 31, 2020	158,145

The unrealized loss of RMB42,410 and RMB1,003 on listed equity securities were recognized in the consolidated statements of operations and comprehensive income for the years ended December 31, 2019 and 2020, respectively.

The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt securities for the periods indicated:

RMB
Balance at December 31, 2018 and 2019	448,776
Unrealized gain	31,176
Balance at December 31, 2020	479,952

In determining the fair value of the available-for-sale debt securities, the Group utilizes a market approach, which requires management to use unobservable inputs such as the probabilities of various exit scenarios to the investment, time to exit events and the expected share volatility based on volatilities of selected peer companies. The fair value of the available-for-sale debt securities as of December 31, 2020 was estimated using a market approach by adopting a backsolve method, which benchmarked the fair value of the investment to a recent transaction of Golden Finance's own securities that occurred close to December 31, 2020, and the significant unobservable inputs utilized in the valuation are as follows:

15.  FAIR VALUE MEASUREMENT (Continued)

Expected share volatility	45.3%
Time to exit events	December 31, 2024
Probability of exit events	Liquidation scenario: 30%
Redemption scenario: 30%
IPO scenario: 40%

For the year ended December 31, 2020, an unrealized gain on available-for-sale debt securities of RMB23,382, representing an unrealized fair value gain net of relevant income tax of RMB7,794, was recognized in other comprehensive income. The fair value of the available-for-sale securities was unchanged for the year ended December 31, 2019 as the Company determined that the business prospects of the investee were unchanged, its financial results were consistent with historical expectations, and there were no significant changes in the valuation assumptions used to determine the fair value of the investment.

Measured on Non-Recurring Basis

The Group’s financial assets that are measured at fair value on a non-recurring basis include certain long-term investments, intangible assets and goodwill when they were determined to be impaired.

Investments in privately held companies for which the Group elected to record using the measurement alternative were re-measured on a non-recurring basis, and are categorized within Level 3 under the fair value hierarchy. The values were estimated based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs.

The inputs used to measure the estimated fair value of intangible assets and goodwill are classified as Level 3 due to the significance of unobservable inputs used, such as historical financial information and assumptions about future growth rates and discount rates, which require significant judgment.